Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 722	$ 806	$ 1,305	$ 1,528	$ 2,694
Non-interest income				17,481	14,619
Total revenues				19,008	17,313
Credit loss expense / (release)	84	52	16	136	54
Operating expenses	10,012	7,677	6,997	17,689	14,346
Operating profit / (loss) before tax	(196)	1,379	1,456	1,183	2,912
Tax expense / (benefit)	28	366	332	393	776
Net profit / (loss)	(224)	1,014	1,124	790	2,136
Additional information
Total assets	1,564,664	1,116,806	1,156,016	1,564,664	1,156,016	$ 1,156,016
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income				2,521	2,924
Non-interest income				7,589	6,594
Total revenues				10,110	9,517
Credit loss expense / (release)	(2)	9	5	7	20
Operating expenses				8,448	7,204
Operating profit / (loss) before tax				1,655	2,293
Additional information
Total assets	558,614		404,747	558,614	404,747
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income				1,634	1,522
Non-interest income				1,307	1,163
Total revenues				2,942	2,686
Credit loss expense / (release)	110	10	10	120	26
Operating expenses				1,808	1,379
Operating profit / (loss) before tax				1,014	1,281
Additional information
Total assets	453,557		283,980	453,557	283,980
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income				(26)	(13)
Non-interest income				1,169	1,015
Total revenues				1,143	1,002
Credit loss expense / (release)	0	0	0	0	0
Operating expenses				972	818
Operating profit / (loss) before tax				172	185
Additional information
Total assets	22,015		19,662	22,015	19,662
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income				(1,714)	(1,069)
Non-interest income				6,538	5,329
Total revenues				4,824	4,260
Credit loss expense / (release)	(1)	32	1	31	8
Operating expenses				4,284	3,639
Operating profit / (loss) before tax				509	613
Additional information
Total assets	419,940		402,415	419,940	402,415
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income				(33)	3
Non-interest income				218	48
Total revenues				186	51
Credit loss expense / (release)	(23)	0	0	(23)	0
Operating expenses				1,691	719
Operating profit / (loss) before tax				(1,483)	(668)
Additional information
Total assets	95,103		13,845	95,103	13,845
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income				(856)
Non-interest income				660
Total revenues				(196)
Credit loss expense / (release)	0	$ 1	0	1
Operating expenses				487
Operating profit / (loss) before tax				(684)
Additional information
Total assets	$ 15,435			$ 15,435
Group Functions
Disclosure Of Operating Segments [Line Items]
Net interest income					(674)
Non-interest income					470
Total revenues					(204)
Credit loss expense / (release)					0
Operating expenses					586
Operating profit / (loss) before tax					(790)
Additional information
Total assets			$ 31,368		$ 31,368